Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of operations - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Statement of Operations
Net loss	$ (47,309,414)			$ (262,685)	$ (280,892)		$ (16,134,515)	$ (70,428,171)
Common Class A [Member]
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)	20,000,000			8,043,478	7,115,385		13,163,265	20,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)	5,000,000			5,000,000	5,000,000		5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
As Previously Reported [Member]
Statement of Operations
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average stock outstanding (in Shares)					5,000,000
As Previously Reported [Member] | Common Class A [Member]
Statement of Operations
Net loss							$ (16,134,515)
Basic and Diluted weighted-average stock outstanding (in Shares)		20,000,000	20,000,000	20,000,000		20,000,000	20,000,000
As Previously Reported [Member] | Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)		5,000,000	5,000,000	5,000,000	20,000,000	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.45)	$ (4.17)			$ (4.62)	$ (3.23)
Restatement Adjustment [Member] | Common Class A [Member]
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)				(11,956,522)			(6,836,735)
Basic and diluted net loss per share (in Dollars per share)		(0.09)	(0.83)			(0.92)	$ (0.89)
Restatement Adjustment [Member] | Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)					(12,884,615)
Basic and diluted net loss per share (in Dollars per share)		$ 0.36	$ 3.34			$ 3.70	$ 2.34
As Restated [Member]
Statement of Operations
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average stock outstanding (in Shares)					5,000,000
As Restated [Member] | Common Class A [Member]
Statement of Operations
Net loss							$ (16,134,515)
Basic and Diluted weighted-average stock outstanding (in Shares)		20,000,000	20,000,000	8,043,478		20,000,000	13,163,265
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)
As Restated [Member] | Class B Common Stock
Statement of Operations
Basic and Diluted weighted-average stock outstanding (in Shares)		5,000,000	5,000,000	5,000,000	7,115,385	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)